Property, plant and equipment and investment property (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Disclousre of Detailed inormation about Property, plant and equipment and investment property

			Owned assets

All figures in £ millions	Investment property	Right-of- use assets	Land and buildings	Plant and equipment	Assets in the course of construction	Total

Cost

At 1 January 2024	214	342	165	237	9	967

Exchange differences	–	2	1	1	1	5

Additions	7	39	–	4	27	77

Disposals and retirements	–	(33)	(22)	(84)	–	(139)

Reclassifications and transfers	–	–	7	21	(28)	–

At 31 December 2024	221	350	151	179	9	910

Exchange differences	–	(19)	(9)	(10)	–	(38)

Additions	11	41	–	4	26	82

Disposals and retirements	–	(38)	–	(12)	–	(50)

Reclassifications and transfers	–	–	7	18	(25)	–

At 31 December 2025	232	334	149	179	10	904

					Owned assets

All figures in £ millions	Investment property	Right-of- use assets	Land and buildings	Plant and equipment	Assets in the course of construction	Total

Depreciation and impairment

At 1 January 2024	(135)	(234)	(125)	(177)	–	(671)

Exchange differences	–	(2)	(2)	(2)	–	(6)

Charge for the year	(8)	(35)	(8)	(25)	–	(76)

Disposals and retirements	–	32	22	83	–	137

Reclassifications and transfers	–	–	–	–	–	–

Reversal of impairment/ ( impairment)	(1)	–	–	–	–	(1)

At 31 December 2024	(144)	(239)	(113)	(121)	–	(617)

Exchange differences	–	12	7	8	–	27

Charge for the year	(8)	(34)	(9)	(23)	–	(74)

Disposals and retirements	–	32	–	12	–	44

Reclassifications and transfers	–	–	–	–	–	–

Reversal of impairment/(impairment)	11	6	–	–	–	17

At 31 December 2025	(141)	(223)	(115)	(124)	–	(603)

Carrying amounts

At 1 January 2024	79	108	40	60	9	296

At 31 December 2024	77	111	38	58	9	293

At 31 December 2025	91	111	34	55	10	301